Cash generated from operating activities (Tables)	6 Months Ended
Jun. 30, 2025
Cash generated from operating activities
Summary of cash (used in) operating activities

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Profit/(loss) for the period	5	2	—	(10)
Income tax charge/(credit)	10	2	6	(7)
Net finance expense	67	51	117	86
Depreciation and amortization	114	113	225	222
Exceptional operating items	14	10	17	21
Movement in working capital	113	152	(315)	(271)
Exceptional costs paid, including restructuring	(4)	(15)	(7)	(42)
Cash generated from/(used in) operations	319	315	43	(1)